Stock Plans, Share-Based Payments and Warrants (Details 2) - Dec. 31, 2014 - $ / shares	Total
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding as of December 31, 2014	2,472,234
Options Outstanding, Weighted Average Exercise Price	$ 0.96
Options Exercisable, Number Exercisable as of December 31, 2014	1,679,392
Options Exercisable, Weighted Average Exercise Price	$ 1.11
$0.33 - $2.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	0.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2.60
Options Outstanding, Number Outstanding as of December 31, 2014	2,460,284
Options Outstanding, Weighted Average Remaining Contractual Life In Years	8 years 6 months 25 days
Options Outstanding, Weighted Average Exercise Price	$ 0.91
Options Exercisable, Number Exercisable as of December 31, 2014	1,667,441
Options Exercisable, Weighted Average Exercise Price	$ 0.92
$15.40 - $29.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	15.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 29.80
Options Outstanding, Number Outstanding as of December 31, 2014	10,450
Options Outstanding, Weighted Average Remaining Contractual Life In Years	4 years 6 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 21.89
Options Exercisable, Number Exercisable as of December 31, 2014	10,450
Options Exercisable, Weighted Average Exercise Price	$ 21.89
$51.40-$96.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	51.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 96.00
Options Outstanding, Number Outstanding as of December 31, 2014	1,500
Options Outstanding, Weighted Average Remaining Contractual Life In Years	1 year 6 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 64.47
Options Exercisable, Number Exercisable as of December 31, 2014	1,500
Options Exercisable, Weighted Average Exercise Price	$ 64.47